                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24f-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

1.       Name and address of issuer: Treasurer's Fund
                                     237 Park Avenue 9th Fl.
                                     New York NY 10017

2.       Name of each series or class of funds for which this notice is filed:
         Treasurer's Fund Domestic Prime Money Market Portfolio
         Treasurer's Fund Tax-Exempt Money Market Portfolio
         Treasurer's Fund U.S. Treasury Money Market Portfolio

3.       Investment Company Act File Number:  811-5347
         Securities Act File Number:  33-17604
4.       Last day of fiscal year for which this notice is filed: Oct. 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before
         termination of the issuer's 24f-2 declaration:  [    ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6): Not Applicable

7. Number and amount of securities of the same class or series which has been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: $182,916,404

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2: $11,046,526

9. Number and aggregate sale price of securities sold during the fiscal year:

                                                  SHARES         SALE PRICE
         DOMESTIC PRIME MONEY MARKET FUND      834,654,747    $  834,654,747
         TAX EXEMPT MONEY MARKET FUND          457,529,068       457,529,068
         U.S. TREASURY MONEY MARKET FUND       480,104,084       480,104,084
                                             -------------    --------------
                                    total    1,772,287,899    $1,772,287,899

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                                  SHARES         SALE PRICE
         DOMESTIC PRIME MONEY MARKET FUND      770,000,437    $  770,000,437
         TAX EXEMPT MONEY MARKET FUND          439,858,884       439,858,884
         U.S. TREASURY MONEY MARKET FUND       480,104,084       480,104,084
                                             -------------    --------------
                                    total    1,689,963,405    $1,689,963,405

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7): 16,956,864

                                               SHARES       SALE PRICE
         DOMESTIC PRIME MONEY MARKET FUND    10,497,986    $10,497,986
         TAX EXEMPT MONEY MARKET FUND         4,428,441      4,428,441
         U.S. TREASURY MONEY MARKET FUND      3,922,581      3,922,581
                                             ----------    -----------
                                    total    18,849,008    $18,849,008

                           Treasurer's Fund 24f-2/pg 2


12.      Calculation of registration fees:

           (i)     Aggregate sale price of securities
                   sold during the fiscal year in
                   reliance on 24f-2 (from item 10):             $1,689,963,405

          (ii)     Aggregate price of shares issued in
                   connection with dividend reinvestment
                   plans (from item 11, if applicable):     +        18,849,008

         (iii)     Aggregate price of shares redeemed or
                   repurchased during the fiscal year:      -     1,708,812,413

                           Shares           SALE PRICE
DOMESTIC PRIME           777,973,428     $  777,973,428
TAX EXEMPT MMKT          444,287,325        444,287,325
U.S. TREASURY MMKT       488,099,503        488,099,503
                       -------------     --------------
         total         1,710,360,256     $1,710,360,256

          (iv)     Aggregate price of shares redeemed or
                   repurchased and previously applied as a
                   reduction to filing fees pursuant to Rule
                   24e-2 (if applicable):                         +            0

           (v)     Net aggregate price of securities sold and
                   and issued during the fiscal year in reliance
                   on Rule 24f-2 [line (i), plus line (ii), less
                   line (iii), plus line (iv)] (if applicable):                0
                                                                   -------------
          (vi)     Multiplier prescribed by Section 6(b) of the
                   Securities Act of 1933 or other applicable
                   law or regulation (see instruction C.6):       x   0.00030303

         (vii)     Fee due [line (i) or line (v) multiplied by             $0.00
                   line (vi)]:
                                                                   =============

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3A of the Commission's Rules of
         Informal and Other Procedures (17CFR 202.3A).   [    ]

         Date for mailing or wire transfer of filing fees to the Commission's lockbox directory:

Opinion of Battle Fowler, legal counsel, is attached as an exhibit hereto.

                                   SIGNATURES

By (Signature and Title)*
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

                                              /s/  Sheryl Hirschfeld
                                              -------------------------
Date: DECEMBER 16, 1996                       Sheryl Hirschfeld, Asst. Secretary

[BATTLE FOWLER LETTERHEAD]

                                 (212) 856-6858



                                 (212) 856-7816



                                December 17, 1995







The Treasurer's Fund, Inc.
19 Old Kings Highway South
Darien, Connecticut  06820-4526

Gentlemen:

          We have acted as counsel to The Treasurer's Fund, Inc. (the "Fund") in connection with the preparation of the Rule 24f-2 Notice (the "Notice") covering a total of 1,708,812,413 shares of Common Stock, par value $.001 per share (the "Shares") of the Domestic Prime Money Market Portfolio, Tax Exempt Money Market Portfolio and U.S. Treasury Money Market Portfolio.

          We have examined copies of the Certificate of Incorporation and By-laws of the Fund, the Registration Statement, and such other corporate records and documents, including the consent of the Board of Directors and the minutes of the meetings of the Board of Directors of the Fund, as we have deemed necessary for the purpose of this opinion. We have also examined such other documents, papers, statutes and authorities as we deemed necessary to form a basis for the opinion hereinafter expressed. In our examination of such material, we have assumed the genuineness of all signatures and the conformity to original documents of fact material to such opinion, we have relied upon statements and certificates of officers and representatives of the Fund and others.

          Based upon the foregoing, we are of the opinion that the Shares of the Fund, the registration of which the Notice makes definite, were legally issued, fully paid and non-assessable.

          We hereby consent to the filing of this opinion as an exhibit to the Notice.

                                   Very truly yours,

                                   /s/ Battle Fowler
                                       Battle Fowler LLP